Submission	Oct. 28, 2026
Submission [Line Items]
Central Index Key	0000091576
Registrant Name	KEYCORP /NEW/
Registration File Number	333-296536
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES